Commitments and Contingencies	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies
Commitments and Contingencies

26. Commitments and Contingencies

(a) Claims

There are no claims known to management related to the activities of the Company.

(b) Patent license agreements

On October 26, 2018, the Company and Ionis Pharmaceuticals, Inc. entered into a License Agreement, pursuant to which Ionis granted an exclusive, worldwide, royalty-bearing license to us to develop and commercialize certain pharmaceutical products, including the product designated by Ionis as IONIS-RHO-2.5Rx, which has been re-designated by us as QR-1123, for the prevention or treatment of retinitis pigmentosa in humans, including patient screening. Ionis also granted to the Company certain sub-license rights. Under the License Agreement, we are required to make an upfront payment of an aggregate of up to $ 6.0 million in installments, and certain payments up to an aggregate of $ 20.0 million upon the satisfaction of certain development and sales milestones. In addition, Ionis is entitled to royalty payments in the low double digits of aggregate annual net sales, subject to minimum sales in certain circumstances, and subject to reduced rates in certain circumstances. The royalty term lasts on a product-by-product and country-by-country basis, until the later of the expiration of the patent rights licensed to us and the expiration of regulatory-based exclusivity for such product in such country. The License Agreement may also be terminated by either party based upon certain uncured material breach by, or insolvency of, the other party, or by us at any time with advanced notice. In connection with the upfront payments and development milestone payments, we also simultaneously entered into a Stock Purchase Agreement with Ionis, pursuant to which we agreed to issue an aggregate of $ 2.5 million of ordinary shares to satisfy the first installment upfront payment, and the remaining installment of the upfront payment in ordinary shares determined upon the due date of such installment. In addition, the Stock Purchase Agreement provides for the ability for us, at our discretion, to pay the development milestone payments in ordinary shares when such payments are due. We may not issue ordinary shares to Ionis to the extent that such issuance would result in Ionis owning in excess of 18.5% of our issued and outstanding shares, nor may we issue ordinary shares if such issuance, together with previous issuances under the Stock Purchase Agreement, would exceed 19.9% of our outstanding ordinary shares as of the date of the execution of the Stock Purchase Agreement. Under these circumstances, we are required to pay the remainder of the upfront and/or development milestone payments in cash. In addition, in connection with the Stock Purchase Agreement, we also entered into an Investor Agreement with Ionis, pursuant to which we agreed to register for resale the ordinary shares issued by us under the Stock Purchase Agreement, under the circumstances described in the Investor Agreement. The Investor Agreement also contains customary covenants related to our registration of such shares, preparation of filings in connection therewith and indemnification of Ionis. The Investor Agreement also contains lockup provisions prohibiting the disposition of our ordinary shares issued under the Stock Purchase Agreement for a period of 12 months from the applicable issuance date, as well as voting provisions requiring Ionis to vote its ordinary shares in accordance with the recommendations of our board of directors, in each case subject to certain exceptions.

In April 2014 the Company entered into a Patent License Agreement with Radboud University Medical Center (Radboud) in the field of antisense oligonucleotide-based therapy for Leber congenital amaurosis (LCA). Under the terms of this license agreement, the Company has an exclusive, sublicensable, world-wide royalty-bearing license under certain Radboud patent rights to develop, make, have made, use, sell, offer for sale and import certain licensed products of Radboud for use in all prophylactic and therapeutic uses in the field of LCA. Pursuant to the terms of the license agreement, the Company is obligated to pay Radboud net-sales-related royalties which shall be determined on a product-by-product and country-by-country basis. If the Company is required to pay any third party royalties, it may deduct that amount from that which is owed to Radboud. Radboud shall provide human resources, materials, facilities and equipment that are necessary for preclinical and clinical trials and if the Company does not purchase such trial facilities from Radboud, it is required to pay an increased net-sales-related royalty. In the Company’s sole discretion, it may elect to convert the obligation to pay net-sales-related royalties into one of the two lump-sum royalty options contained in the license agreement, the amount of which depends on whether the Company elects to convert prior to or after regulatory approval has been filed. The license agreement will remain in effect until the date on which all of the relevant patent applications and all granted patents ensuing from such applications have expired or is terminated earlier in accordance with the agreement. Either party may terminate the agreement if the other party is in default of a material obligation under the agreement which has not been cured within 30 days of notice of such default. Either party may also terminate the agreement if the other party declares bankruptcy, dissolves, liquidates or is subject to other analogous proceedings. Radboud may also terminate the license agreement if the Company does not pay any amount owed under the agreement and such payment remains overdue for at least 30 days after receiving notice from Radboud of the amount due.

In June 2015, the Company entered into another license agreement with Radboud. Under the terms of this license agreement, the Company has an exclusive, sublicensable, world-wide royalty-bearing license under certain Radboud patent rights to develop, make, have made, use, sell, offer for sale and import certain licensed products of Radboud for use in all prophylactic and therapeutic uses in the field of Usher syndrome. Pursuant to the terms of the license agreement, the Company is obligated to pay Radboud net-sales-related royalties which shall be determined on a product-by-product and country-by-country basis. If the Company is required to pay any third party royalties, it may deduct that amount from that which is owed to Radboud. Radboud shall provide human resources, materials, facilities and equipment that are necessary for preclinical and clinical trials and if the Company does not purchase such trial facilities from Radboud, it is required to pay an increased net-sales-related royalty. In the Company’s sole discretion, it may elect to convert the obligation to pay net-sales-related royalties into one of the two lump-sum royalty options contained in the license agreement, the amount of which depends on whether it elects to convert prior to or after regulatory approval has been filed. The license agreement will remain in effect until the date on which all of the relevant patent applications and all granted patents ensuing from such applications have expired or is terminated earlier in accordance with the agreement. Either party may terminate the agreement if the other party is in default of a material obligation under the agreement which has not been cured within 30 days of notice of such default. Either party may also terminate the agreement if the other party declares bankruptcy, dissolves, liquidates or is subject to other analogous proceedings. Radboud may also terminate the license agreement if the Company does not pay any amount owed under the agreement and such payment remains overdue for at least 30 days after receiving notice from Radboud of the amount due.

In January 2018, the Company entered into a license agreement with Inserm Transfert SA and Assistance-Publique-Hôpiteaux de Paris. Under the terms of the agreement, the Company has a world-wide, exclusive, royalty-bearing license under patent rights belonging to Inserm Transfert SA and other co-owners to develop, have developed, make, have made, use, have used and sell, have sold or otherwise distribute certain licensed products related to antisense oligonucleotides for treating LCA and method of treatment claims relating to modulation of the splicing of the CEP290 gene product. The Company has the right to grant sublicenses to third parties subject to certain limitations such as the sublicensee’s activities not conflicting with the public order or ethical obligations of Inserm Transfert SA or any co-owner and not tarnishing the image of Inserm Transfert SA or any co-owner. In January 2020, the license agreement with Inserm Transfert SA and Assistance-Publique-Hôpiteaux de Paris was amended so as to include a world-wide, non-exclusive, royalty-bearing license under patent rights belonging to Inserm Transfert SA and other co-owners to develop, have developed, make, have made, use, have used and sell, have sold or otherwise distribute certain licensed products for us in a method for antisense oligonucleotide-mediated exon skipping in the retina. In partial consideration of the rights and licenses granted by the license agreement, the Company is required to pay a lumpsum payment and an annual license maintenance fee, as well as to make payments upon the completion of certain milestones: completion of a clinical trial more advanced than First in Man, such as a phase IIb; and the first marketing authorization or any foreign equivalent for a first product. In further consideration of the rights and license granted under the agreement, the Company shall pay to Inserm Transfert SA a running royalty on net sales of products sold by us or our sublicensee. Unless terminated earlier pursuant to termination provisions of Agreement, the license agreement will remain in effect on a country-by-country basis, until the later to occur of the following events (i) the invalidation or expiration of the last to expire or to be invalidated patent rights which covers the manufacture, use or sale of the product in said country or until the expiration of the exclusive commercialization right granted by a regulatory agency to a product as an orphan drug or (ii) five years after the first commercial sale of a product in the country in which the product is sold. The agreement may be terminated by either party in the event of an uncured breach by the other party. Inserm Transfert SA may terminate the agreement if we become the subject of voluntary or involuntary winding-up proceedings or judicial recovery, if the Company or its sublicensees interrupt development activities for at least one year, if the Company or its sublicensees interrupt commercialization for more than twelve months after the first commercialization in a country, if the Company does not commercialize a product within two years following our obtaining of marketing approval in a country, or if the Company or our sublicensees do not put a product into commercial use and do not keep products reasonably available to the public within twelve years of the effective date of the agreement.

In January 2017, the Company entered into an agreement with LUMC, which gives us a world-wide, exclusive, royalty-bearing license in the field of Huntington’s disease, under certain patent rights of LUMC regarding antisense oligonucleotide based therapies. This license agreement contains certain diligence obligations for the Company coupled to milestone payments and complements the Company’s intellectual property relating to the HD program. This license is terminated per July 2023.

In February 2019, the Company entered into an agreement with the University of Rochester, New York, which gives us a world-wide, exclusive, royalty-bearing, sublicensable license in the field of antisense oligonucleotides for use in nucleotide specific RNA editing through pseudouridylation, under certain patent rights of University of Rochester. This license agreement contains certain diligence obligations for the Company coupled to milestone payments and complements the Company’s intellectual property relating to the Axiomer/pseudouridylation program.

In September 2020, the Company entered into an agreement with Vico Therapeutics B.V., which gives us a world-wide, exclusive, royalty-bearing, sublicensable license in the field of the prophylactic and therapeutic use of antisense oligonucleotide for the treatment of Fuch’s Endothelial Corneal Dystrophy caused by a trinucleotide repeat, under certain patent rights of Vico Therapeutics B.V. In partial consideration of the rights and licenses granted by the license agreement, the Company is required to make annual maintenance payments. Unless terminated earlier in accordance with this the license agreement, the agreement will stay in effect until the expiration of all of the licensed patent rights. The license agreement may be terminated by either party in the event of an uncured breach by the breaching party. Vico Therapeutics B.V. may terminate the license agreement if the Company applies for an order or an order is made declaring the Company bankrupt or granting the Company suspension of payments, or a liquidator is appointed for the Company, or the Company is dissolved, liquidated, or ceases to carry on all or a substantial part of its business or a decision is taken to that effect, or in the event uncured payment defaults.

(c) Clinical support agreements

On February 9, 2018, the Company entered into an agreement with Foundation Fighting Blindness (‘FFB’), under which FFB has provided funding of $ 6.8 million (€ 6.3 million) to advance ultevursen into the clinic.

Pursuant to the terms of the agreement, we are obligated to make a one-time milestone payment to FFB of up to $ 33.8 million (€ 31.7 million), payable in four equal annual installments following the first commercial sale of ultevursen, the first of which is due within 60 days following the first commercial sale. We are also obligated to make a payment to FFB of $ 13.5 million (€ 12.7 million) if we transfer, sell or license ultevursen, or if we enter into a change of control transaction. However, the payment in the previous sentence may be set-off against the $ 33.8 million milestone payment.

Either FFB or we may terminate the agreement for cause, which includes our material failure to achieve certain commercialization and development milestones. Our payment obligations survive the termination of the agreement.

(d) Research and development commitments

The Company has research and development commitments, mainly with CRO’s, amounting to € 8,030,000 at December 31, 2022 (2021: € 27,884,000). Of these obligations an amount of € 5,526,000 is due in 2023, the remainder is due in 1 to 5 years.